Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party balances and transactions
Schedule of related parties balances

	At December 31,
	2021	2020
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,839	1,579
Trade receivables with other related parties	1,899	845
Other receivables with associates	-	658
Other receivables with other related parties	9,113	8,850
Other financial assets with associates	2,801	2,609
Other financial assets with other related parties	9,827	14,135
Trade payables to other related parties	(2,879)	(3,945)
	22,600	24,731
(b) Other liabilities
Other liabilities to other related parties	(2,357)	(8,541)
	(2,357)	(8,541)
(c) Other balances
Cash and cash equivalents in other related parties	21,591	11,776
	21,591	11,776

Schedule of transactions between related parties

	For the year ended
	2021	2020	2019
Transactions
Aeronautical/Commercial revenue	6,263	4,072	7,187
Fees	(6,795)	(6,791)	(8,256)
Interest accruals	695	712	654
Acquisition of goods and services	(10,743)	(11,516)	(19,002)
Others	(4,201)	(4,262)	(4,449)